Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000000397 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[1]
C000000397 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000000397 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
C000000397 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000000397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
C000000397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
C000029748 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[2]
C000029748 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
C000029748 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[2]
C000029748 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
C000029748 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[2]
C000029748 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
C000173346 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[3]
C000173346 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
C000173346 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[3]
C000173346 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000173346 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[3]
C000173346 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000173345 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[4]
C000173345 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]
C000173345 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4]
C000173345 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000173345 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[4]
C000173345 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[4]
C000173347 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[5]
C000173347 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[5]
C000173347 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[5]
C000173347 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000173347 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[5]
C000173347 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5]
C000173348 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%	[6]
C000173348 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000173348 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[6]
C000173348 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000173348 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[6]
C000173348 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[6]
C000029750 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%	[7]
C000029750 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000029750 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000029750 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000029750 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000029750 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[7]
C000000400 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%	[8]
C000000400 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[8]
C000000400 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[8]
C000000400 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000000400 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000000400 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[8]

[1]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[2]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[3]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[6]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[7]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[8]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.